Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	320,101,257.75	19,352
Yield Supplement Overcollateralization Amount 04/30/21	11,467,045.81	0
Receivables Balance 04/30/21	331,568,303.56	19,352
Principal Payments	16,595,649.38	519
Defaulted Receivables	198,488.58	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	10,644,168.07	0
Pool Balance at 05/31/21	304,129,997.53	18,821

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.79%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,997,166.60	93
Past Due 61-90 days	459,294.96	25
Past Due 91-120 days	105,526.00	9
Past Due 121+ days	0.00	0
Total	2,561,987.56	127

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	275,527.64
Aggregate Net Losses/(Gains) - May 2021	(77,039.06)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.28%
Prior Net Losses Ratio	-0.12%
Second Prior Net Losses Ratio	-0.08%
Third Prior Net Losses Ratio	-0.20%
Four Month Average	-0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average APR	4.15%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	41.25

Flow of Funds	$ Amount
Collections	17,974,388.05
Investment Earnings on Cash Accounts	60.41
Servicing Fee	(276,306.92)
Transfer to Collection Account	-
Available Funds	17,698,141.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	604,722.14
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,820,609.65
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,031,377.93

Total Distributions of Available Funds	17,698,141.54

Servicing Fee	276,306.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 05/17/21	315,950,607.18
Principal Paid	15,971,260.22
Note Balance @ 06/15/21	299,979,346.96

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-3
Note Balance @ 05/17/21	196,780,607.18
Principal Paid	15,971,260.22
Note Balance @ 06/15/21	180,809,346.96
Note Factor @ 06/15/21	67.2303662%

Class A-4
Note Balance @ 05/17/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	81,820,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	24,900,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Note Balance @ 05/17/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	12,450,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	695,503.39
Total Principal Paid	15,971,260.22
Total Paid	16,666,763.61

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	424,718.14
Principal Paid	15,971,260.22
Total Paid to A-3 Holders	16,395,978.36

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8399292
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.2877969
Total Distribution Amount	20.1277261

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5792301
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.3859605
Total A-3 Distribution Amount	60.9651906

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	740.12
Noteholders' Principal Distributable Amount	259.88

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	2,075,325.29
Investment Earnings	46.00
Investment Earnings Paid	(46.00)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$965,708.14	$674,098.97	$1,108,278.02
Number of Extensions	41	28	48
Ratio of extensions to Beginning of Period Receivables Balance	0.29%	0.19%	0.30%